NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
NATURE OF OPERATIONS AND BASIS OF PRESENTATION [Abstract]
Accumulated deficit	$ 37,445	$ 29,713